   As filed with the U.S. Securities and Exchange Commission on June 12, 2001
                                                      Registration No. 333-
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                               ----------------
                                    FORM N-2
                        (CHECK APPROPRIATE BOX OR BOXES)
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]
                        PRE-EFFECTIVE AMENDMENT NO.  [_]
                       POST-EFFECTIVE AMENDMENT NO.  [_]
                               ----------------
                           Medallion Financial Corp.
             (Exact Name of Registrant as Specified in Its Charter)

                  437 Madison Avenue, New York, New York 10022
                                 (212) 328-2100
   (Address and Telephone Number, Including Area Code, of Principal Executive
                                    Offices)
                               ----------------
                                 Alvin Murstein
                            Chief Executive Officer
                           Medallion Financial Corp.
                               437 Madison Avenue
                            New York, New York 10022
                    (Name and Address of Agent for Service)
                               ----------------
                                With Copies to:

     Christopher E. Manno, Esq.                 Dennis J. Block, Esq.
      Willkie Farr & Gallagher              Cadwalader, Wickersham & Taft
         787 Seventh Avenue                        100 Maiden Lane
      New York, New York 10019                 New York, New York 10038
           (212) 728-8000                           (212) 504-6000

                               ----------------
   Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

   If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box [_]
                               ----------------
        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                                              Proposed  Proposed
                                              Maximum    Maximum
                                     Amount   Offering  Aggregate   Amount of
       Title of Securities           Being     Price    Offering   Registration
        Being Registered           Registered Per Unit    Price       Fee(1)
-------------------------------------------------------------------------------
Common Stock, $0.01 par value per
 share..........................   4,140,000   $11.00  $45,540,000   $448.50
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

(1) The Registrant previously registered an aggregate of $43,746,000 of Common Stock on a Registration Statement on Form N-2 (File No. 333-60080), for which a filing fee of $10,936.50 was paid.

   It is proposed that this filing will become effective (check appropriate box):

[_] when declared effective pursuant to Section 8(c) of the Securities Act of 1933.

[X] This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-60080.
                               ----------------
   The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     EXPLANATORY NOTE AND INCORPORATION OF CERTAIN INFORMATION BY REFERENCE

   This Registration Statement on Form N-2 has been filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The Registrant hereby incorporates by reference into this Registration Statement its Registration Statement on Form N-2 (File No. 333-60080) declared effective June 11, 2001 by the Securities and Exchange Commission, including each of the documents filed with the Commission therein.

                                 CERTIFICATION

   The Company hereby certifies to the Commission that (i) it has instructed its bank to pay the Commission the filing fee set forth on the cover page of this Registration Statement by a wire transfer of such amount to the Commission's account as soon as practicable (but no later than the close of business on June 12, 2001), (ii) it will not revoke such instructions, (iii) it has sufficient funds in the relevant account to cover the amount of such filing fee and (iv) it will confirm receipt of such instructions by its bank during the bank's regular business hours on June 12, 2001.

                                    PART C

                               OTHER INFORMATION

Item 24. Financial Statements and Exhibits

   (a) EXHIBITS

   All exhibits filed with the Registration Statement No. 333-60080 are incorporated by reference into and shall be deemed part of this registration statement, except for the following which are filed herewith:

     Exhibit No.                           Description
     -----------                           -----------
                 Opinion of Willkie Farr & Gallagher as to validity of common
         2l.1    stock

                 Consent of Willkie Farr & Gallagher (included in Exhibit 2l.1)

         2n.1    Consent of Arthur Andersen LLP

   (b) All other schedules are omitted as the required information is included in the Registrant's financial statements or the related notes or such schedules are not applicable.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act, the registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 12th day of June, 2001.

                                          Medallion Financial Corp.

                                                   /s/ Alvin Murstein
                                          By: _________________________________
                                                      Alvin Murstein,
                                                Chairman and Chief Executive
                                                          Officer

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

                 Name                            Title                        Date
                 ----                            -----                        ----

        /s/ Alvin Murstein             Chairman, Chief Executive          June 12, 2001
______________________________________  Officer (Principal
            Alvin Murstein              Executive Officer) and Director

        /s/ James E. Jack              Chief Financial Officer            June 12, 2001
______________________________________  and
            James E. Jack               Executive Vice President

       */s/ Larry D. Hall              Chief Accounting Officer           June 12, 2001
______________________________________  and Assistant Treasurer
            Larry D. Hall

     */s/ Andrew M. Murstein           President and Director             June 12, 2001
______________________________________
          Andrew M. Murstein

       */s/ Mario M. Cuomo             Director                           June 12, 2001
______________________________________
            Mario M. Cuomo

    */s/ Frederick S. Hammer           Director                           June 12, 2001
______________________________________
         Frederick S. Hammer

      */s/ Stanley Kreitman            Director                           June 12, 2001
______________________________________
           Stanley Kreitman

      */s/ David L. Rudnick            Director                           June 12, 2001
______________________________________
           David L. Rudnick

       */s/ Benjamin Ward              Director                           June 12, 2001
______________________________________
            Benjamin Ward

    /s/ Alvin M. Murstein                                       June 12, 2001
*By: ____________________________
       Alvin M. Murstein,
        Attorney-in-fact

                                 EXHIBIT INDEX

 Exhibit
 Number                              Description
 -------                             -----------
   2l.1  Opinion of Willkie Farr & Gallagher as to validity of common stock

         Consent of Willkie Farr & Gallagher (included in Exhibit 2l.1)

   2n.1  Consent of Arthur Andersen LLP